UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5233

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1 – Schedule of Investments - The Schedule of Investments for the three-month period ended July 31, 2014 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2014

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS - 22.5%
AUSTRALIA - 4.3%
AUD	500	CFS Retail Property Trust, 6.25%, 12/22/2014	$470,170
AUD	500	DnB NOR Boligkreditt, 6.25%, 06/08/2016	489,262
AUD	600	Kommunalbanken AS, 6.00%, 10/21/2014	561,494
AUD	500	National Capital Trust III, 3.66%, 09/30/2016 (a)(b)(c)	453,661
AUD	3,000	Wesfarmers Ltd., 8.25%, 09/11/2014	2,804,014

			4,778,601

BANGLADESH - 0.2%
USD	200	Banglalink Digital Communications Ltd., 8.63%, 05/06/2017 (c)(d)	212,500

BRAZIL - 1.7%
USD	200	Banco do Estado do Rio Grande do Sul, 7.38%, 02/02/2022 (d)	210,588
USD	300	Caixa Economica Federal, 4.50%, 10/03/2018 (d)	304,875
USD	270	CIMPOR Financial Operations BV, 5.75%, 07/17/2019 (c)(d)	266,287
USD	250	JBS Investments GmbH, 7.75%, 10/28/2017 (c)(d)	268,125
USD	420	OAS Financial Ltd., 8.88%, 04/25/2018 (a)(b)(c)(d)	408,450
USD	193	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 12/01/2021 (c)(d)	202,482
USD	260	Petrobras Global Finance BV, 4.88%, 03/17/2020	264,888

			1,925,695

CANADA - 0.2%
USD	230	Uranium One Investments, Inc., 6.25%, 12/13/2016 (c)(d)	213,900

CHILE - 0.2%
USD	200	SACI Falabella, 3.75%, 04/30/2023 (d)	194,461

CHINA - 0.2%
USD	200	MIE Holdings Corp., 7.50%, 04/25/2017 (c)(d)	211,250

COLOMBIA - 0.2%
USD	200	Pacific Rubiales Energy Corp., 5.38%, 01/26/2017 (c)(d)	204,000

DOMINICAN REPUBLIC - 0.2%
USD	250	AES Andres Dominicana Ltd., 9.50%, 11/12/2015 (c)(d)	271,875

EL SALVADOR - 0.2%
USD	179	Telemovil Finance Co. Ltd., 8.00%, 10/01/2014 (c)(d)	186,160

GEORGIA - 0.2%
USD	250	Georgian Oil and Gas Corp., 6.88%, 05/16/2017 (d)	265,275

GUATEMALA - 0.5%
USD	200	Comunicaciones Celulares SA, 6.88%, 02/06/2019 (c)(d)	215,000
USD	300	Industrial Subordinated Trust, 8.25%, 07/27/2021 (d)	321,000

			536,000

INDIA - 0.2%
USD	250	Bharti Airtel International Netherlands BV, 5.13%, 03/11/2023 (d)	258,462

INDONESIA - 0.9%
USD	100	Adaro Indonesia PT, 7.63%, 10/22/2014 (c)(d)	104,000
USD	370	Pertamina Persero PT, 4.30%, 05/20/2023 (d)	355,200
USD	560	Pertamina Persero PT, 5.63%, 05/20/2043 (d)	529,900

			989,100

KAZAKHSTAN - 1.6%
USD	570	Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/2042 (d)	641,250
USD	200	Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/2042 (d)	225,000
USD	600	KazMunayGas National Co. JSC, 5.75%, 04/30/2043 (d)	591,120

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
USD	310	Zhaikmunai LP Via Zhaikmunai International BV, 7.13%, 11/13/2016 (c)(d)	$337,125

			1,794,495

MEXICO - 2.2%
USD	200	Alfa SAB de CV, 5.25%, 12/25/2023 (c)(d)	210,500
USD	200	Cemex Finance LLC, 9.38%, 10/12/2017 (c)(d)	228,000
USD	500	Offshore Drilling Holding SA, 8.38%, 09/20/2017 (c)(d)	548,750
USD	330	Pemex Project Funding Master Trust, 6.63%, 06/15/2035	390,489
USD	390	Petroleos Mexicanos, 6.50%, 06/02/2041	452,400
USD	330	Petroleos Mexicanos, 6.63%, 06/15/2038	382,800
USD	270	Tenedora Nemak SA de CV, 5.50%, 02/28/2018 (c)(d)	279,450

			2,492,389

NEW ZEALAND - 0.8%
NZD	1,000	General Electric Capital Corp., 6.75%, 09/26/2016	888,883

NIGERIA - 0.6%
USD	270	Diamond Bank PLC, 8.75%, 05/21/2019 (d)	266,625
USD	250	GTB Finance BV, 7.50%, 05/19/2016 (d)	261,875
USD	200	Zenith Bank PLC, 6.25%, 04/22/2019 (d)	199,000

			727,500

PARAGUAY - 0.4%
USD	400	Banco Regional SAECA, 8.13%, 01/24/2019 (d)	442,000

RUSSIA - 1.1%
USD	200	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.75%, 04/28/2021 (d)	202,280
USD	220	Evraz Group SA, 6.50%, 04/22/2020 (d)	195,525
USD	250	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/2023 (d)	237,500
USD	200	OJSC Novolipetsk Steel via Steel Funding Ltd., 4.95%, 09/26/2019 (d)	192,000
USD	107	RZD Capital Ltd., 5.74%, 04/03/2017 (d)	109,675
USD	300	VimpelCom Holdings BV, 5.95%, 02/13/2023 (d)	278,250

			1,215,230

SUPRANATIONAL - 4.3%
INR	32,200	European Bank for Reconstruction & Development, 6.20%, 06/27/2015	530,704
INR	64,000	European Bank for Reconstruction & Development, 7.65%, 02/18/2015	1,060,842
NZD	3,800	International Finance Corp., 4.63%, 05/25/2016	3,249,825

			4,841,371

TURKEY - 0.6%
USD	200	Arcelik, 5.00%, 04/03/2023 (d)	193,750
USD	200	Turkiye Sise ve Cam Fabrikalari, 4.25%, 05/09/2020 (d)	192,000
USD	300	Yasar Holdings SA Via Willow No. 2, 9.63%, 10/07/2014 (c)(d)	308,220

			693,970

UNITED ARAB EMIRATES - 0.5%
USD	480	Jafz Sukuk Ltd., 7.00%, 06/19/2019 (d)	551,520

UNITED KINGDOM - 0.2%
USD	200	Tullow Oil PLC, 6.00%, 11/01/2016 (c)(d)	203,000

VENEZUELA - 1.0%
USD	640	Petroleos de Venezuela SA, 8.50%, 11/02/2017 (c)(d)	596,000
USD	550	Petroleos de Venezuela SA, 12.75%, 02/17/2022 (c)(d)	551,375

			1,147,375

Total Corporate Bonds - 22.5% (cost $24,502,745)			25,245,012

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS - 107.1%
ARGENTINA - 1.4%
USD	1,110	Argentina Bonar Bonds, 7.00%, 04/17/2017	$1,010,682
USD	620	Argentina Bonar Bonds, 8.75%, 05/07/2024 (c)	581,100

			1,591,782

ARMENIA - 0.8%
USD	600	Republic of Armenia, 144A, 6.00%, 09/30/2020 (d)	630,000
USD	200	Republic of Armenia, REG S, 6.00%, 09/30/2020 (d)	210,000

			840,000

AUSTRALIA - 23.8%
AUD	3,000	Australia Government Bond, 3.25%, 04/21/2029 (d)	2,592,189
AUD	2,300	Australia Government Bond, 4.75%, 04/21/2027 (d)	2,357,519
AUD	4,900	Australia Government Bond, 5.50%, 01/21/2018	4,957,744
AUD	210	Australia Government Bond, 5.50%, 04/21/2023	225,417
AUD	2,770	Australia Government Bond, 5.75%, 07/15/2022	2,999,540
AUD	6,500	Australia Government Bond, 6.25%, 04/15/2015	6,197,259
AUD	3,200	New South Wales Treasury Corp., 6.00%, 04/01/2016	3,130,985
AUD	1,600	Queensland Treasury Corp., 6.00%, 06/14/2021 (e)	1,714,313
AUD	1,300	Queensland Treasury Corp., 6.00%, 07/21/2022	1,389,642
AUD	1,115	Treasury Corp. of Victoria, 6.00%, 06/15/2020	1,180,559

			26,745,167

BRAZIL - 4.3%
USD	250	Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/2023 (d)	269,000
BRL	150	Brazil Notas do Tesouro Nacional, 6.00%, 08/15/2020 (f)	127,408
BRL	7,451	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/2017	3,179,270
BRL	450	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/2023	179,602
USD	820	Brazilian Government International Bond, 7.13%, 01/20/2037	1,033,200

			4,788,480

CANADA - 16.3%
CAD	3,400	Canadian Government Bond, 2.50%, 06/01/2024	3,204,641
CAD	1,500	Canadian Government Bond, 3.50%, 12/01/2045	1,602,009
CAD	4,500	Canadian Government Bond, 4.00%, 06/01/2016	4,342,055
CAD	2,000	Canadian Government Bond, 8.00%, 06/01/2023	2,719,292
CAD	2,000	Canadian Government Bond, 9.00%, 06/01/2025	3,026,698
CAD	2,000	Hydro Quebec, 9.63%, 07/15/2022	2,720,521
CAD	500	Ontario Electricity Financial Corp., 8.50%, 05/26/2025	681,781

			18,296,997

COLOMBIA - 2.0%
COP	320,000	Colombia Government International Bond, 4.38%, 12/21/2022 (c)	153,201
USD	120	Colombia Government International Bond, 7.38%, 09/18/2037	162,000
COP	822,000	Colombia Government International Bond, 7.75%, 04/14/2021	491,734
COP	2,105,000	Colombia Government International Bond, 9.85%, 06/28/2027	1,447,006

			2,253,941

COSTA RICA - 0.2%
USD	250	Costa Rica Government International Bond, 4.25%, 01/26/2023 (d)	235,625

CROATIA - 1.8%
USD	500	Croatia Government International Bond, 6.00%, 01/26/2024 (d)	533,750
USD	500	Croatia Government International Bond, 6.25%, 04/27/2017 (d)	536,875
USD	800	Croatia Government International Bond, 6.63%, 07/14/2020 (d)	890,000

			1,960,625

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
DOMINICAN REPUBLIC - 0.5%
USD	350	Dominican Republic International Bond, 7.45%, 04/30/2044 (d)	$372,750
USD	160	Dominican Republic International Bond, 7.50%, 05/06/2021 (c)(d)	182,800

			555,550

GABON - 0.2%
USD	250	Gabonese Republic, 6.38%, 12/12/2024 (c)(d)	271,925

HONDURAS - 0.5%
USD	530	Honduras Government International Bond, 7.50%, 03/15/2024 (c)(d)	541,925

INDONESIA - 2.2%
USD	850	Indonesia Government International Bond, 5.88%, 01/15/2024 (d)	955,187
USD	200	Indonesia Government International Bond, 6.75%, 01/15/2044 (d)	238,750
IDR	8,720,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	733,226
IDR	6,088,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	547,933

			2,475,096

IRAQ - 0.2%
USD	250	Republic of Iraq, 5.80%, 09/14/2014 (c)(d)	222,500

KENYA - 0.2%
USD	200	Kenya Government International Bond, 6.88%, 06/24/2024 (d)	212,290

LATVIA - 0.5%
USD	600	Republic of Latvia, 2.75%, 01/12/2020 (d)	586,500

MEXICO - 1.7%
MXN	1,989	Mexican Udibonos, 4.50%, 11/22/2035 (f)	179,746
MXN	6,820	Mexico Bonds, 10.00%, 11/20/2036	709,105
MXN	3,350	Mexico Fixed Rate Bonds, 8.00%, 12/07/2023	293,327
USD	550	Mexico Government International Bond, 6.05%, 01/11/2040	664,263

			1,846,441

MONGOLIA - 0.7%
USD	420	Development Bank of Mongolia LLC, 5.75%, 03/21/2017 (d)	396,900
USD	400	Mongolia Government International Bond, 5.13%, 12/05/2022 (d)	344,000

			740,900

MOZAMBIQUE - 0.5%
USD	550	Mozambique EMATUM Finance 2020 BV, 6.31%, 09/11/2020 (c)(d)	553,982

NEW ZEALAND - 18.1%
NZD	3,100	New Zealand Government Bond, 3.00%, 04/15/2020	2,483,396
NZD	4,750	New Zealand Government Bond, 5.00%, 03/15/2019	4,199,476
NZD	2,400	New Zealand Government Bond, 5.50%, 04/15/2023	2,217,888
NZD	3,300	New Zealand Government Bond, 6.00%, 04/15/2015	2,849,858
NZD	1,700	New Zealand Government Bond, 6.00%, 12/15/2017	1,538,395
NZD	6,555	New Zealand Government Bond, 6.00%, 05/15/2021	6,161,905
NZD	1,000	Province of Manitoba, 6.38%, 09/01/2015	864,743

			20,315,661

NIGERIA - 1.2%
NGN	155,150	Nigeria Government Bond, 15.10%, 04/27/2017	1,047,430
USD	260	Nigeria Government International Bond, 5.13%, 07/12/2018 (d)	271,206

			1,318,636

PERU - 1.1%
PEN	1,370	Peru Government Bond, 7.84%, 08/12/2020	566,576

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
PEN	1,615	Peruvian Government International Bond, 6.95%, 08/12/2031 (d)	$627,711

			1,194,287

PHILIPPINES - 0.0%
USD	40	Philippine Government International Bond, 8.38%, 06/17/2019	50,600

ROMANIA - 1.9%
USD	1,090	Romanian Government International Bond, 6.13%, 01/22/2044 (d)	1,239,875
USD	700	Romanian Government International Bond, 6.75%, 02/07/2022 (d)	834,750

			2,074,625

RUSSIA - 0.1%
USD	150	Vnesheconombank Via VEB Finance PLC, 6.90%, 07/09/2020 (d)	148,125

RWANDA - 0.5%
USD	200	Rwanda International Government Bond, 144A, 6.63%, 05/02/2023 (d)	208,000
USD	350	Rwanda International Government Bond, REG S, 6.63%, 05/02/2023 (d)	364,000

			572,000

SENEGAL - 0.5%
USD	200	Senegal Government International Bond, 6.25%, 07/30/2024 (d)	200,500
USD	330	Senegal Government International Bond, 8.75%, 05/13/2021 (d)	384,516

			585,016

SOUTH AFRICA - 2.8%
USD	710	Eskom Holdings Ltd., 5.75%, 01/26/2021 (d)	726,117
USD	200	Eskom Holdings Ltd., 6.75%, 08/06/2023 (d)	215,000
USD	200	Eskom Holdings Ltd., 6.75%, 08/06/2023 (d)	215,000
ZAR	1,640	South Africa Government Bond, 8.00%, 01/31/2030	143,429
ZAR	2,700	South Africa Government Bond, 10.50%, 12/21/2026	293,843
ZAR	14,530	South Africa Government Bond, 13.50%, 09/15/2015	1,451,171
USD	100	South Africa Government International Bond, 6.25%, 03/08/2041	113,875

			3,158,435

TANZANIA - 0.5%
USD	530	Tanzania Government International Bond, 6.33%, 03/09/2020 (a)(c)(d)	568,425

TURKEY - 2.4%
TRY	570	Turkey Government Bond, 6.30%, 02/14/2018	249,581
TRY	4,020	Turkey Government Bond, 9.00%, 01/27/2016	1,895,749
USD	200	Turkey Government International Bond, 5.63%, 03/30/2021	218,976
USD	320	Turkey Government International Bond, 6.25%, 09/26/2022	364,384

			2,728,690

UNITED KINGDOM - 17.2%
GBP	1,300	United Kingdom Gilt, 4.00%, 03/07/2022 (d)	2,442,383
GBP	1,700	United Kingdom Gilt, 4.25%, 06/07/2032 (d)	3,316,526
GBP	4,000	United Kingdom Gilt, 8.00%, 12/07/2015 (d)	7,417,915
GBP	3,000	United Kingdom Treasury Gilt, 4.25%, 12/07/2049 (d)	6,114,852

			19,291,676

URUGUAY - 1.6%
UYU	11,743	Uruguay Government International Bond, 4.25%, 04/05/2027 (c)(f)	552,515
UYU	18,678	Uruguay Government International Bond, 5.00%, 09/14/2018 (f)	870,740
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036 (c)	195,640
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033	222,750

			1,841,645

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
VENEZUELA - 1.2%
USD	510	Venezuela Government International Bond, 5.75%, 02/26/2016 (d)	$482,715
USD	870	Venezuela Government International Bond, 12.75%, 08/23/2022 (c)(d)	883,050

			1,365,765

ZAMBIA - 0.2%
USD	230	Zambia Government International Bond, 8.50%, 04/14/2024 (d)	260,859
Total Government Bonds - 107.1% (cost $115,315,445)			120,194,171

SHORT-TERM INVESTMENT - 1.8%
UNITED STATES - 1.8%
	2,023	Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 07/31/2014, due 08/01/2014 in the amount of $2,023,000 collateralized by $1,615,000 U.S. Treasury Bond, maturing 02/15/2041; value $2,072,038	2,023,000

Total Short-Term Investment - 1.8% (cost $2,023,000)			2,023,000

Total Investments - 131.4% (cost $141,841,190)			147,462,183

Liabilities in Excess of Other Assets - (31.4)%			(35,251,587)

Net Assets - 100.0%			$112,210,596

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

COP - Colombian Peso

GBP - British Pound Sterling

IDR - Indonesian Rupiah

INR - Indian Rupee

MXN - Mexican Peso

NGN - Nigerian Naira

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

TRY - Turkish Lira

USD - U.S. Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2014.

(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(c)	The maturity date presented for these instruments represents the next call/put date.

(d)	Denotes a security issued under Regulation S or Rule 144A.

(e)	This security is government guaranteed.

(f)	Inflation linked security.

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2014

At July 31, 2014, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Depreciation
Mexican Peso/United States Dollar
10/16/2014	JPMorgan Chase	MXN 9,210,000	USD 705,930	$693,067	$(12,864)
New Zealand Dollar/United States Dollar
09/24/2014	Credit Suisse	NZD 2,000,000	USD 1,707,514	1,690,561	(16,953)

				$2,383,628	$(29,817)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
10/31/2014	Credit Suisse	USD 1,200,000	AUD 1,285,556	$1,187,481	$12,519
United States Dollar/Brazilian Real
08/28/2014	JPMorgan Chase	USD 1,290,691	BRL 2,940,000	1,286,866	3,825
United States Dollar/Colombian Peso
08/28/2014	JPMorgan Chase	USD 325,294	COP 625,540,000	332,454	(7,160)
United States Dollar/Mexican Peso
10/16/2014	JPMorgan Chase	USD 702,858	MXN 9,210,000	693,067	9,791
United States Dollar/New Zealand Dollar
08/27/2014	State Street Bank & Trust Co.	USD 4,500,000	NZD 5,215,577	4,420,641	79,359
United States Dollar/South African Rand
10/16/2014	JPMorgan Chase	USD 101,620	ZAR 1,108,000	102,092	(472)
United States Dollar/Turkish Lira
10/16/2014	JPMorgan Chase	USD 1,366,578	TRY 2,967,000	1,362,811	3,767

				$9,385,412	$101,629

At July 31, 2014, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
Over-the-counter swap agreements:
USD	20,000,000	11/01/2017	Barclays Bank	Receive	3-month LIBOR Index	0.84%	$267,341
Exchange-traded swap agreements:
USD	20,000,000	10/24/2020	Citibank	Receive	3-month LIBOR Index	2.15%	(90,216)

							$177,125

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2014

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper, and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2014

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	$—	$25,245,012	$—	$25,245,012
Government Bonds	—	120,194,171	—	120,194,171

Total Fixed Income Investments	—	145,439,183	—	145,439,183
Short-Term Investment	—	2,023,000	—	2,023,000

Total Investments	$—	$147,462,183	$—	$147,462,183

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$109,261	$—	$109,261
Interest Rate Swap Agreements	—	267,341	—	267,341

Total Other Financial Instruments	$—	$376,602	$—	$376,602

Total Assets	$—	$147,838,785	$—	$147,838,785

Liabilities Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(37,449)	$—	$(37,449)
Interest Rate Swap Agreements	—	(90,216)	—	(90,216)

Total Liabilities - Other Financial Instruments	$—	$(127,665)	$—	$(127,665)

Amounts lists as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2014, there were no transfers between Levels 1, 2 or 3. For the period ended July 31, 2014, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreements, see the Portfolio of Investments. The Fund held a repurchase agreement of $2,023,000 as of July 31, 2014. The value of the related collateral exceeded the value of the repurchase agreement at July 31, 2014.

(c) Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to
Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2014

(d) Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage currency risk, credit risk and interest rate risk and to replicate or as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage the Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision-making between markets and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. Forward contracts’ prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

While the Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund’s portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.

Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.

Swaps:

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty. The ISDA Master Agreements

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2014

maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Certain swaps entered into after June 10, 2013, including some interest rate swaps, must be cleared pursuant to U.S. Commodity Futures Trading Commission (“CFTC”) regulations. As a result, these swaps can no longer be traded over-the-counter and are subject to various regulations and rules of the CFTC. The Fund currently holds one swap that was subject to mandatory clearing and did not enter into any new swaps subject to clearing during the reporting period. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing.

(e) Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2014 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$144,315,314	$5,417,964	$(2,271,095)	$3,146,869

Aberdeen Global Income Fund, Inc.

Item 2  – Controls and Procedures

a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: September 25, 2014

By:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Global Income Fund, Inc.

Date: September 25, 2014